DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Trade Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current [Abstract]
Suppliers	$ 34,880,569	$ 30,261,542
UT Suppliers	407,474	370,812
Customers (credit balances)	24,670	47,449
Related companies (Note 21)	6,410,485	2,095,649
Total	$ 41,723,198	$ 32,775,452